Reconciliation of Federal Statutory Tax Expense (Income) to Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income tax expense (income) at federal rate	$ 1,875	$ (17,894)	$ (5,463)
State income tax expense (income), net of federal income tax expense (income)	818	(2,225)	(663)
Transaction costs	3,163	(116)	284
Impairment charges		12,395	36,201
Prior year contingencies	(230)	(554)	(225)
Noncontrolling interests	(7,348)	(1,263)	(207)
Other items, net	2,184	(836)	414
Provision (benefit) for income taxes	$ 462	$ (10,493)	$ 30,341